BLACKROCK FUNDSSM

BlackRock High Equity Income Fund

(the “Fund”)

Supplement dated July 6, 2017 to the Statement of Additional Information (“SAI”) of the Fund,

dated June 12, 2017

Effective immediately, the following change is made to the Fund’s SAI:

The table listing investments and investment strategies included in the section entitled “I. Investment Objective and Policies” in Part I of the Fund’s SAI is deleted in its entirety and replaced with the following:

High Equity Income Fund
144A Securities	X
Asset-Backed Securities	X
Asset-Based Securities
Precious Metal-Related Securities	X
Bank Loans
Borrowing and Leverage	X
Cash Flows; Expenses
Cash Management	X
Collateralized Debt Obligations	X
Collateralized Loan Obligations	X
Collateralized Bond Obligations	X
Commercial Paper
Commodity-Linked Derivative Instruments and Hybrid Instruments
Qualifying Hybrid Instruments
Hybrid Instruments Without Principal Protection
Limitations on Leverage
Counterparty Risk
Convertible Securities	X
Cyber Security Issues	X
Debt Securities	X
Depositary Receipts (ADRs, EDRs and GDRs)	X
Derivatives	X
Hedging	X
Indexed and Inverse Securities	X
Swap Agreements	X
Credit Default Swap Agreements and Similar Instruments	X
Contracts for Difference
Credit Linked Securities
Interest Rate Transactions and Swaptions	X
Total Return Swap Agreements	X

High Equity Income Fund
Types of Options	X
Options on Securities and Securities Indices	X
Call Options	X
Put Options	X
Options on Government National Mortgage Association (“GNMA”) Certificates
Risks Associated with Options	X
Futures	X
Risks Associated with Futures	X
Foreign Exchange Transactions	X
Forward Foreign Exchange Transactions	X
Currency Futures
Currency Options
Currency Swaps
Limitations on Currency Transactions
Risk Factors in Hedging Foreign Currency
Risk Factors in Derivatives	X
Credit Risk	X
Currency Risk	X
Leverage Risk	X
Liquidity Risk	X
Correlation Risk	X
Index Risk	X
Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives	X
Distressed Securities
Dollar Rolls
Equity Securities	X
Exchange Traded Notes (“ETNs”)
Foreign Investment Risks	X
Foreign Market Risk	X
Foreign Economy Risk	X
Currency Risk and Exchange Risk	X
Governmental Supervision and Regulation/Accounting Standards	X
Certain Risks of Holding Fund Assets Outside the United States	X
Publicly Available Information	X
Settlement Risk	X
Funding Agreements

High Equity Income Fund
Guarantees	X
Illiquid or Restricted Securities	X
Inflation-Indexed Bonds
Inflation Risk	X
Information Concerning the Indexes
S&P 500® Index (“S&P 500”)
Russell® Indexes
MSCI Indexes
FTSE (“Financial Times Stock Exchange”) Indexes
Initial Public Offering (“IPO”) Risk	X
Interfund Lending Program
Borrowing, to the extent permitted by the Fund’s investment policies and restrictions
Lending, to the extent permitted by the Fund’s investment policies and restrictions
Investment Grade Debt Obligations	X
Investment in Emerging Markets	X
Brady Bonds
Investment in Other Investment Companies	X
Exchange Traded Funds	X
Junk Bonds
Lease Obligations	X
Liquidity Management	X
Master Limited Partnerships	X
Merger Transaction Risk
Mezzanine Investments
Money Market Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	X
Mortgage-Related Securities	X
Mortgage-Backed Securities	X
Collateralized Mortgage Obligations (“CMOs”)	X
Adjustable Rate Mortgage Securities
CMO Residuals
Stripped Mortgage-Backed Securities
Tiered Index Bonds
TBA Commitments
Municipal Bonds
Risk Factors and Special Considerations Relating to Municipal Bonds
General Obligation Bonds

High Equity Income Fund
Revenue Bonds
PABs
Tender Option Bonds
Participation Notes
Pay-in-kind Bonds	X
Portfolio Turnover Rates	X
Preferred Stock	X
Real Estate Related Securities	X
Real Estate Investment Trusts (“REITs”)	X
Repurchase Agreements and Purchase and Sale Contracts	X
Reverse Repurchase Agreements	X
Rights Offerings and Warrants to Purchase	X
Risks of Investing in China	X
Securities Lending	X
Securities of Smaller or Emerging Growth Companies	X
Short Sales	See note 1 below
Sovereign Debt
Standby Commitment Agreements	X
Stripped Securities	X
Structured Notes	X
Supranational Entities	X
Trust Preferred Securities
U.S. Government Obligations	X
U.S. Treasury Obligations	X
Utility Industries	X
When-Issued Securities, Delayed Delivery Securities and Forward Commitments	X
Yields and Ratings	X
Zero Coupon Securities	X

[1]	Fund may only make short sales against the box and with respect to futures contracts and related options.

Shareholders should retain this Supplement for future reference.

SAI-HEI-0717SUP

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